INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in subsidiary undertakings of the Bank - Subsidiary undertakings of the Bank - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in subsidiary undertakings of the Bank [Line Items]
At 1 January		£ 32,656	£ 32,878
Additions and capital injections		1,766	110
Capital contributions		53	73
Capital repayments		(212)	(210)
Disposals		(20)	(103)
Impairment	[1]	(159)	(92)
At 31 December		£ 34,084	£ 32,656

[1]	During the year ended 31 December 2019 the Bank wrote-down the carrying value of its investments in certain subsidiaries, following a review of their financial position and anticipated future activities.